STOCKHOLDERS’ DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 7 STOCKHOLDERS’ DEFICIT

(A) Common Stock Issued for Cash

None issued for the nine months ended September 30, 2024.

(B) Common Stock Issued for Services

None issued for the nine months ended September 30, 2024.

(C) Common Stock Warrants and Options

On August 6, 2024, the Company issued a 7-year option to purchase 2,000,000 shares of common stock at an exercise price of $0.1024 per share for services rendered. The options had a fair value of $190,880, based upon the Black-Scholes option-pricing model on the date of grant. Options will vest upon certain triggering events as defined by the Company in the Employee Stock Option Plan, as long as the employee remains with the Company at vesting date. Options will be exercisable on August 6, 2031. During the nine months ended September 30, 2024, the Company recorded $4,543 as an expense for options issued.

Expected dividends	0%
Expected volatility	133.80%
Expected term	7 years
Risk free interest rate	3.76%
Expected forfeitures	0%

On August 6, 2024, the Company issued a 7-year option to purchase 2,000,000 shares of common stock at an exercise price of $0.1024 per share for services rendered. The options had a fair value of $190,880, based upon the Black-Scholes option-pricing model on the date of grant. Options will vest upon certain triggering events as defined by the Company in the Employee Stock Option Plan, as long as the employee remains with the Company at vesting date. Options will be exercisable on August 6, 2031. During the nine months ended September 30, 2024, the Company recorded $4,543 as an expense for options issued.

Expected dividends	0%
Expected volatility	133.80%
Expected term	7 years
Risk free interest rate	3.76%
Expected forfeitures	0%

On August 6, 2024, the Company issued a 7-year option to purchase 2,000,000 shares of common stock at an exercise price of $0.1024 per share for services rendered. The options had a fair value of $190,880, based upon the Black-Scholes option-pricing model on the date of grant. Options will vest upon certain triggering events as defined by the Company in the Employee Stock Option Plan, as long as the employee remains with the Company at vesting date. Options will be exercisable on August 6, 2031. During the nine months ended September 30, 2024, the Company recorded $4,543 as an expense for options issued.

Expected dividends	0%
Expected volatility	133.80%
Expected term	7 years
Risk free interest rate	3.76%
Expected forfeitures	0%

On August 6, 2024 the Company issued a 7-year option to purchase 50,000 shares of common stock at an exercise price of $0.1024 per share for services rendered. The options had a fair value of $4,345, based upon the Black-Scholes option-pricing model on the date of grant. Options will vest upon certain triggering events as defined by the Company in the Employee Stock Option Plan, as long as the employee remains with the Company at vesting date. Options will be exercisable on August 6, 2026. During the nine months ended September 30, 2024, the Company recorded $362 as an expense for options issued.

Expected dividends	0%
Expected volatility	133.80%
Expected term	7 years
Risk free interest rate	3.76%
Expected forfeitures	0%

On April 13, 2024, the Company issued a 4.25-year option to purchase 5,000,000 shares of common stock at an exercise price of $0.08225 per share to a related party for services rendered. The options had a fair value of $339,100, based upon the Black-Scholes option-pricing model on the date of grant. Options vest on grant date. Options are exercisable October 12, 2025, and for a period expiring on October 10, 2032. During the nine months ended September 30, 2024, the Company recorded $339,100 as an expense for options issued.

Expected dividends	0%
Expected volatility	134.80%
Expected term	4.25 -4.75 4.25 years
Risk free interest rate	4.54%
Expected forfeitures	0%

On April 13, 2024, the Company issued a 4.75-year option to purchase 5,000,000 shares of common stock at an exercise price of $0.08225 per share to a related party for services rendered. The options had a fair value of $343,350, based upon the Black-Scholes option-pricing model on the date of grant. Options vest on grant date. Options are exercisable on August 12, 2026, and for a period expiring on August 10, 2033. During the nine months ended September 30, 2024, the Company recorded $343,350 as an expense for options issued.

Expected dividends	0%
Expected volatility	130.50%
Expected term	4.75 years
Risk free interest rate	4.54%
Expected forfeitures	0%

On April 8, 2024, the Company issued a 3.25-year option to purchase 150,000 shares of common stock at an exercise price of $0.0834 per share for services rendered. The options had a fair value of $9,588, based upon the Black-Scholes option-pricing model on the date of grant. Options vest on grant date. Options are exercisable on April 7, 2026, and for a period expiring on October 6, 2030. During the nine months ended September 30, 2024, the Company recorded $9,588 as an expense for options issued.

Expected dividends	0%
Expected volatility	138.60%
Expected term	3.25 years
Risk free interest rate	4.60%
Expected forfeitures	0%

On April 3, 2024, the Company issued a 3.25-year option to purchase 500,000 shares of common stock at an exercise price of $0.082 per share for services rendered. The options had a fair value of $31,970, based upon the Black-Scholes option-pricing model on the date of grant. Options vest on grant date. Options are exercisable on October 2, 2026, and for a period expiring on October 1, 2030. During the nine months ended September 30, 2024, the Company recorded $31,970 as an expense for options issued.

Expected dividends	0%
Expected volatility	138.30%
Expected term	3.25 years
Risk free interest rate	4.48%
Expected forfeitures	0%

On January 4, 2024, the Company cancelled 1,000,000 warrants issued to a consultant on August 8, 2019.

On December 13, 2023, the Company issued a 5-year option to purchase 6,000,000 shares of common stock at an exercise price of $0.04 per share to a related party for services rendered. The options had a fair value of $162,000, based upon the Black-Scholes option-pricing model on the date of grant. Options vest 20% on the grant date, 20% will vest on the second anniversary, 20% will vest on the third-year anniversary, 20% will vest on the fourth year anniversary as long as the employee remains with the Company at the end of each successive year for four years. Options will be exercisable on December 31, 2023, and for a period of 10 years expiring on December 13, 2033. During the nine months ended September 30, 2024, the Company recorded $24,300 as an expense for options issued.

Expected dividends	0%
Expected volatility	133.30%
Expected term	6.25 years
Risk free interest rate	4.04%
Expected forfeitures	0%

On December 13, 2023, the Company issued a 5-year option to purchase 4,000,000 shares of common stock at an exercise price of $0.04 per share to a related party for services rendered. The options had a fair value of $108,000, based upon the Black-Scholes option-pricing model on the date of grant. Options vest 20% on the grant date, 20% will vest on the second anniversary, 20% will vest on the third-year anniversary, 20% will vest on the fourth year anniversary as long as the employee remains with the Company at the end of each successive year for four years. Options will be exercisable on December 31, 2024, and for a period of 10 years expiring on December 13, 2033. During the nine months ended September 30, 2024, the Company recorded $16,200 as an expense for options issued.

Expected dividends	0%
Expected volatility	133.30%
Expected term	6.25 years
Risk free interest rate	4.04%
Expected forfeitures	0%

On January 25, 2021, the Company issued a 7-year option to purchase 2,500,000 shares of common stock at an exercise price of $0.134 per share to a related party for services rendered. The options had a fair value of $310,165, based upon the Black-Scholes option-pricing model on the date of grant. Options vest 33.3% on the year one anniversary of the grant date, 33.3% will vest on the second anniversary, and 33.3% will vest on the third year anniversary as long as the employee remains with the Company at the end of each successive year for three years. Options will be exercisable on January 25, 2021, and for a period of 7 years expiring on January 25, 2028. During the nine months ended September 30, 2024, the Company recorded $20,292 as an expense for options issued.

Expected dividends	0%
Expected volatility	133.22%
Expected term	7 years
Risk free interest rate	1.46%
Expected forfeitures	0%

On February 19, 2020, the Company issued a 10-year option to purchase 6,000,000 shares of common stock at an exercise price of $0.115 per share to a related party for services rendered. The options had a fair value of $626,047, based upon the Black-Scholes option-pricing model on the date of grant and 2,000,000 options are fully vested on the date granted and 1,000,000 options vest at the end of each successive year for four years. Options will be exercisable on February 19, 2021, and for a period of 10 years expiring on February 19, 2030. During the nine months ended September 30, 2024, the Company recorded $14,284 as an expense for options issued.

Expected dividends	0%
Expected volatility	125.19%
Expected term	3 years
Risk free interest rate	1.50%
Expected forfeitures	0%

On February 19, 2020, the Company issued a 7-year option to purchase 1,340,000 shares of common stock at an exercise price of $0.115 per share to employees for services rendered. The options had a fair value of $133,063, based upon the Black-Scholes option-pricing model on the date of grant and 268,000 options are fully vested on the date granted and the remaining option vest equally over the remaining 4 years at the end of each successive year. Options will be exercisable on February 19, 2021, and for a period of 6 years expiring on February 19, 2027. During the nine months ended September 30, 2024, the Company recorded $3,643 as an expense for options issued.

Expected dividends	0%
Expected volatility	125.19%
Expected term	6 years
Risk free interest rate	1.46%
Expected forfeitures	0%

On February 16, 2023, the Company issued 2,434,211 shares of Common Stock in exchange for the cashless exercise of 2,500,000 warrants.

Warrant activity as of September 30, 2024 is summarized as follows:

SCHEDULE OF WARRANTS ACTIVITY

Warrants	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding – December 31, 2023	67,335,714	$0.12	3.89	$331,500
Exercisable – December 31, 2023	67,335,714	$0.12	3.89	$331,500

Granted	16,700,000	$0.0895	7.78	49,920
Exercised	-	$-	-	-
Cancelled/Forfeited	(3,000,000)	$0.2299	-	-
Outstanding – September 30, 2024	81,035,714	$0.0895	4.57	$1,853,660
Exercisable – September 30, 2024	81,035,714	$0.10	4.57	$1,853,660

As of September 30, 2024, the following warrants were outstanding:

SCHEDULE OF WARRANTS OUTSTANDING

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
$0.001	8,500,000	1.39	$729,300
$0.04	2,300,000	2.00	$107,640
$0.056	1,000,000	0.77	$30,800
$0.2299	4,125,000	1.34	$-
$0.16	3,125,000	1.20	$-
$0.25	8,000,000	1.48	$-
$0.1160	500,000	0.77	$-
$0.12	12,500,000	2.29	$-
$0.14	4,285,714	2.29	$-
$0.04	4,000,000	8.21	$187,200
$0.04	6,000,000	8.21	$280,800
$0.04	10,000,000	8.21	$468,000
$0.0825	5,000,000	8.03	$22,750
$0.0825	5,000,000	8.87	$22,750
$0.08	150,000	6.01	$1,020
$0.08	500,000	6.01	$3,400
$0.1024	2,000,000	6.86	$-
$0.1024	2,000,000	6.86	$-
$0.1024	2,000,000	6.86	$-
$0.1024	50,000	6.86	$-
	81,035,714		$1,853,660

As of December 31, 2023, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
$0.001	8,500,000	2.14	$331,500
$0.04	2,300,000	2.75	$-
$0.056	1,000,000	1.52	$-
$0.2299	7,125,000	1.27	$-
$0.16	3,125,000	1.95	$-
$0.25	8,000,000	2.23	$-
$0.1160	500,000	1.52	$-
$0.12	12,500,000	3.05	$-
$0.14	4,285,714	3.05	$-
$0.04	4,000,000	9.95	$-
$0.04	6,000,000	9.95	$-
$0.04	10,000,000	9.95	$-

	67,335,714		$331,500

Options activity as of September 30, 2024 is summarized as follows:

Options	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding - December 31, 2023	26,520,000	$0.12	17.27	$-
Granted	-	$-	-	-
Exercised	-	$-	-	-
Cancelled/Forfeited	-	$-	-	-
Outstanding – September 30, 2024	26,520,000	$0.12	16.51	$-
Exercisable – September 30, 2024	26,520,000	$0.12	16.51	$-

For the nine months ended September 30, 2024, the following options were outstanding:

Exercise Price	Options Outstanding	Options Exercisable	Weighted Average Remaining Contractual Life (in Years)

$0.115	26,520,000	26,520,000	16.51

For the year ended December 31, 2023, the following options were outstanding:

Exercise Price	Options Outstanding	Options Exercisable	Weighted Average Remaining Contractual Life (in Years)

$0.115	26,520,000	26,520,000	17.27

(C) Amendment to Articles of Incorporation

On February 16, 2009, the Company amended its articles of incorporation to amend the number and class of shares the Company is authorized to issue as follows:

●	Common stock Class A, unlimited number of shares authorized, no par value
●	Common stock Class B, unlimited number of shares authorized, no par value
●	Preferred stock, unlimited number of shares authorized, no par value

Effective December 17, 2013, the Company amended its articles of incorporation to designate a Series A no par value preferred stock. Two shares of Series A Preferred stock have been authorized.

On March 26, 2024, the Company increased the total authorized Series A preferred stock to four shares as approved by the board of directors.

On March 26, 2024, the Company issued one share of Series A preferred stock to Mr. Thompson, our CEO and founder. In consideration for the share of Series A preferred stock, Mr. Thompson paid twenty thousand dollars ($20,000), in the form of debt cancellation.

NOTE 8 STOCKHOLDERS’ DEFICIT

(A) Common Stock Issued for Cash

On March 9, 2019, the Company entered into a purchase agreement with one investor (the “Purchase Agreement”). Pursuant to the Purchase Agreement, the Company issued the investor 14,797,278 Units at a purchase price of $0.06758 per Unit, for total gross proceeds to the Company of $1,000,000. The Units consist of 14,797,278 shares of the Company’s Class A Common Stock (the “Common Stock”) and two warrants (the “Warrants”): (i) one warrant entitles the investor to purchase up to 14,797,278 shares of Common Stock at an exercise price of $0.06 per share (the “6 Cent Warrants”) and (ii) one warrant entitles the investor to purchase up to 7,398,639 shares of Common Stock at an exercise price of $0.08 per share (the “8 Cent Warrant”). The Warrants shall be exercisable at any time from the issuance date until the following expiration dates:

●	½ of all $0.06 Warrants shall expire on March 8, 2021;
●	½ of all $0.06 Warrants shall expire on March 8, 2022;
●	½ of all $0.08 Warrants shall expire on March 8, 2022; and,
●	½ of all $0.08 Warrants shall expire on March 8, 2023.

All unexercised warrants are now expired.

On February 15, 2022, the Company issued 7,398,639 shares of Common stock in connection with the exercise of 7,398,639 warrants for $443,918.

On February 15, 2022, the Company issued 3,699,320 shares of Common stock in connection with the exercise of 3,699,320 warrants for $295,946.

(B) Common Stock Issued for Services

Shares issued for services as mentioned below were valued at the closing price of the stock on the date of grant.

On December 26, 2023, the Company issued 5,000,000 shares of its class A common stock for services with a fair value of $225,000 ($0.045/share) on the date of grant.

(C) Common Stock Warrants and Options

On February 16, 2023, the Company issued 2,434,211 shares of Common Stock in exchange for the cashless exercise of 2,500,000 warrants.

On February 15, 2022, the Company issued 7,398,639 shares of Common stock in connection with the exercise of 7,398,639 warrants for $443,918.

On February 15, 2022, the Company issued 3,699,320 shares of Common stock in connection with the exercise of 3,699,320 warrants for $295,946.

On April 11, 2022, the Company extended the expiration date of the warrant issued on May 28, 2015 to May 27, 2025. No additional expense was recorded due to rate difference being de minimis.

On December 13, 2023 the Company issued a 10-year option to purchase 10,00,000 shares of common stock at an exercise price of $0.04 per share to a related party for services rendered. The options had a fair value of $260,000, based upon the Black-Scholes option-pricing model on the date of grant. Options vest on grant date. During the year ended December 31, 2023, the Company recorded $260,000 as an expense for options issued.

Expected dividends	0%
Expected volatility	133.30%
Expected term	5 years
Risk free interest rate	4.00%
Expected forfeitures	0%

On December 13, 2023, the Company issued a 5-year option to purchase 6,000,000 shares of common stock at an exercise price of $0.04 per share to a related party for services rendered. The options had a fair value of $162,000, based upon the Black-Scholes option-pricing model on the date of grant. Options vest 20% on the grant date, 20% will vest on the second anniversary, 20% will vest on the third-year anniversary, 20% will vest on the fourth year anniversary as long as the employee remains with the Company at the end of each successive year for four years. Options will be exercisable on December 31, 2023, and for a period of 10 years expiring on December 13, 2033. During the year ended December 31, 2023, the Company recorded $32,400 as an expense for options issued.

Expected dividends	0%
Expected volatility	133.30%
Expected term	6.25 years
Risk free interest rate	4.04%
Expected forfeitures	0%

On December 13, 2023, the Company issued a 5-year option to purchase 4,000,000 shares of common stock at an exercise price of $0.04 per share to a related party for services rendered. The options had a fair value of $108,000, based upon the Black-Scholes option-pricing model on the date of grant. Options vest 20% on the grant date, 20% will vest on the second anniversary, 20% will vest on the third-year anniversary, 20% will vest on the fourth year anniversary as long as the employee remains with the Company at the end of each successive year for four years. Options will be exercisable on December 31, 2023, and for a period of 10 years expiring on December 13, 2033. During the year ended December 31, 2023, the Company recorded $21,600 as an expense for options issued.

Expected dividends	0%
Expected volatility	133.30%
Expected term	6.25 years
Risk free interest rate	4.04%
Expected forfeitures	0%

On January 25, 2021, the Company issued a 7-year option to purchase 2,500,000 shares of common stock at an exercise price of $0.134 per share to a related party for services rendered. The options had a fair value of $310,165, based upon the Black-Scholes option-pricing model on the date of grant. Options vest 33.3% on the year one anniversary of the grant date, 33.3% will vest on the second anniversary, and 33.3% will vest on the third year anniversary as long as the employee remains with the Company at the end of each successive year for three years. Options will be exercisable on January 25, 2021, and for a period of 7 years expiring on January 25, 2028. During the year ended December 31, 2023 the Company recorded $93,752 as an expense for options issued.

Expected dividends	0%
Expected volatility	133.22%
Expected term	7 years
Risk free interest rate	1.46%
Expected forfeitures	0%

On February 19, 2020 the Company issued a 10-year option to purchase 6,000,000 shares of common stock at an exercise price of $0.115 per share to a related party for services rendered. The options had a fair value of $626,047, based upon the Black-Scholes option-pricing model on the date of grant and 2,000,000 options are fully vested on the date granted and 1,000,000 options vest at the end of each successive year for four years. Options will be exercisable on February 19, 2021, and for a period of 10 years expiring on February 19, 2030. During the year ended December 31, 2023, the Company recorded $104,270 as an expense for options issued.

Expected dividends	0%
Expected volatility	125.19%
Expected term	3 years
Risk free interest rate	1.50%
Expected forfeitures	0%

On February 19, 2020 the Company issued a 7-year option to purchase 1,340,000 shares of common stock at an exercise price of $0.115 per share to employees for services rendered. The options had a fair value of $133,063, based upon the Black-Scholes option-pricing model on the date of grant and 268,000 options are fully vested on the date granted and the remaining option vest equally over the remaining 4 years at the end of each successive year. Options will be exercisable on February 19, 2021, and for a period of 6 years expiring on February 19, 2027. During the year ended December 31, 2023, the Company recorded $26,594 as an expense for options issued

Expected dividends	0%
Expected volatility	125.19%
Expected term	6 years
Risk free interest rate	1.46%
Expected forfeitures	0%

Warrant activity as of December 31, 2023 is summarized as follows:

Warrants	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding - December 31, 2021	48,972,279	$0.12	2.64	$1,248,452
Exercisable - December 31, 2021	48,972,279	$0.12	2.64	$1,248,452
Granted	16,785,714	$0.12	4.05	-
Exercised	(11,097,959)	$0.07	-	-
Cancelled/Forfeited	-	$-	-	-
Outstanding - December 31, 2022	54,660,034	$0.13	3.04	$319,000
Exercisable - December 31, 2022	54,660,034	$0.13	3.04	$319,000
Granted	20,000,000	$0.04	8.96	-
Exercised	(2,500,000)	$0.001	-	-
Cancelled/Forfeited	(4,824,320)	$0.11	-	-
Outstanding – December 31, 2023	67,335,714	$0.12	3.89	$331,500
Exercisable – December 31, 2023	67,335,714	$0.12	3.89	$331,500

As of December 31, 2023, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
$0.001	8,500,000	2.14	$331,500
$0.04	2,300,000	2.75	$-
$0.056	1,000,000	1.52	$-
$0.2299	7,125,000	1.27	$-
$0.16	3,125,000	1.95	$-
$0.25	8,000,000	2.23	$-
$0.1160	500,000	1.52	$-
$0.12	12,500,000	3.05	$-
$0.14	4,285,714	3.05	$-
$0.04	4,000,000	9.95	$-
$0.04	6,000,000	9.95	$-
$0.04	10,000,000	9.95	$-

	67,335,714		$331,500

For the year ended December 31, 2022, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
$0.001	11,000,000	3.43	$321,000
$0.04	2,300,000	3.75	$-
$0.056	1,000,000	2.02	$-
$0.08	3,699,320	0.18	$-
$0.2299	8,250,000	2.21	$-
$0.16	3,125,000	2.95	$-
$0.25	8,000,000	3.23	$-
$0.1160	500,000	2.52	$-
$0.12	12,500,000	4.05	$-
$0.14	4,285,714	4.05	$-
	54,660,034		$321,000

Options activity as of December 31, 2023 is summarized as follows:

Options	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding - December 31, 2021	26,802,500	$0.12	19.12	$-
Exercisable - December 31, 2021	26,802,500	$0.12	19.12	$-
Granted	-	$-	-	-
Exercised	-	$-	-	-
Cancelled/Forfeited	(282,500)	$0.12	5.00	-
Outstanding - December 31, 2022	26,520,000	$0.12	18.27	$-
Granted	-	$-	-	-
Exercised	-	$-	-	-
Cancelled/Forfeited	-	$-	-	-
Outstanding – December 31, 2023	26,520,000	$0.12	17.27	$-
Exercisable – December 31, 2023	26,520,000	$0.12	17.27	$-

For the year ended December 31, 2023, the following options were outstanding:

Exercise Price	Options Outstanding	Options Exercisable	Weighted Average Remaining Contractual Life (in Years)

$0.115	26,520,000	26,520,000	17.27

For the year ended December 31, 2022, the following options were outstanding:

Exercise Price	Options Outstanding	Options Exercisable	Weighted Average Remaining Contractual Life (in Years)

$0.115	26,520,000	26,520,000	18.52

(C) Amendment to Articles of Incorporation

On February 16, 2009, the Company amended its articles of incorporation to amend the number and class of shares the Company is authorized to issue as follows:

●	Common stock Class A, unlimited number of shares authorized, no par value
●	Common stock Class B, unlimited number of shares authorized, no par value
●	Preferred stock, unlimited number of shares authorized, no par value

Effective December 17, 2013, the Company amended its articles of incorporation to designate a Series A no par value preferred stock. Two shares of Series A Preferred stock have been authorized.

(D) Common Stock Issued for Debt

As of November 17, 2022, the Company has satisfied all debentures to Yorkville Advisors.

On November 17, 2022, the Company issued 5,935,350 shares of Common Stock in exchange for conversion of $150,000 of principle balance on a convertible debenture and $164 of accrued interest.

On November 14, 2022, the Company issued 5,974,335 shares of Common Stock in exchange for conversion of $150,000 of principle balance on a convertible debenture and $1,151 of accrued interest.

On November 1, 2022, the Company issued 9,236,212 shares of Common Stock in exchange for conversion of $250,000 of principle balance on a convertible debenture and $301 of accrued interest.

On October 31, 2022, the Company issued 6,510,348 shares of Common Stock in exchange for conversion of $150,000 of principle balance on a convertible debenture and $28,384 of accrued interest.

On October 26, 2022, the Company issued 5,487,951 shares of Common Stock in exchange for conversion of $150,000 of principle balance on a convertible debenture and $370 of accrued interest.

On October 18, 2022, the Company issued 4,782,778 shares of Common Stock in exchange for conversion of $150,000 of principle balance on a convertible debenture and $658 of accrued interest.

On October 11, 2022, the Company issued 2,907,240 shares of Common Stock in exchange for conversion of $100,000 of principle balance on a convertible debenture and $1,753 of accrued interest.

On September 26, 2022, the Company issued 3,605,259 shares of Common Stock in exchange for conversion of $150,000 of principle balance on a convertible debenture and $2,863 of accrued interest. Accordingly, no gain or loss was recognized upon debt conversion.

On September 8, 2022, the Company issued 3,396,898 shares of Common Stock in exchange for conversion of $150,000 of principle balance on a convertible debenture and $4,219 of accrued interest. Accordingly, no gain or loss was recognized upon debt conversion.

On August 18, 2022, the Company issued 4,325,913 shares of Common Stock in exchange for conversion of $200,000 of principle balance on a convertible debenture and $7,644 of accrued interest. Accordingly, no gain or loss was recognized upon debt conversion

On July 19, 2022, the Company issued 4,364,987 shares of Common Stock in exchange for conversion of $200,000 of principle balance on a convertible debenture and $6,027 of accrued interest. Accordingly, no gain or loss was recognized upon debt conversion.

On June 30, 2022, the Company issued 3,401,877 shares of Common Stock in exchange for conversion of $150,000 of principle balance on a convertible debenture and $3,425 of accrued interest. Accordingly, no gain or loss was recognized upon debt conversion.

On June 21, 2022, the Company issued 3,393,979 shares of Common Stock in exchange for conversion of $150,000 of principle balance on a convertible debenture and $3,068 of accrued interest. Accordingly, no gain or loss was recognized upon debt conversion.

On June 14, 2022, the Company issued 2,902,922 shares of Common Stock in exchange for conversion of $100,000 of principle balance on a convertible debenture and $60,822 of accrued interest. Accordingly, no gain or loss was recognized upon debt conversion.

On June 6, 2022, the Company issued 3,549,793 shares of Common Stock in exchange for conversion of $200,000 of principle balance on a convertible debenture and $5,178 of accrued interest. Accordingly, no gain or loss was recognized upon debt conversion.

On May 17, 2022, the Company issued 3,628,325 shares of Common Stock in exchange for conversion of $200,000 of principle balance on a convertible debenture and $5,726 of accrued interest. Accordingly, no gain or loss was recognized upon debt conversion.

On April 14, 2022, the Company issued 2,358,380 shares of Common Stock in exchange for conversion of $150,000 of principle balance on a convertible debenture and $1,644 of accrued interest. Accordingly, no gain or loss was recognized upon debt conversion.

On April 29, 2022, the Company issued 4,272,417 shares of Common Stock in exchange for conversion of $250,000 of principle balance on a convertible debenture and $5,918 of accrued interest. Accordingly, no gain or loss was recognized upon debt conversion.

On February 16, 2022, the Company issued 3,924,443 shares of Common Stock in exchange for conversion of $250,000 of principle balance on a convertible debenture and $1,164 of accrued interest.

On January 21, 2022, the Company issued 3,935,417 shares of Common Stock in exchange for conversion of $250,000 of principle balance on a convertible debenture and $2,260 of accrued interest.

On January 31, 2022, the Company issued 4,569,059 shares of Common Stock in exchange for conversion of $250,000 of principle balance on a convertible debenture and $42,877 of accrued interest.